UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): January 13, 2016

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001631244

Altisource Residential, L.P.

Stephen H. Gray, General Counsel & Secretary

Telephone 770-644-7450

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Altisource Residential, L.P. has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALTISOURCE RESIDENTIAL, L.P.
(Securitizer)

By:	Altisource Residential GP, LLC,
its general partner

By:	Altisource Residential Corporation,
its sole member

By:	/s/ Stephen H. Gray
Name:	Stephen H. Gray
Title:	Authorized Signatory

Date: January 13, 2016